Related Parties (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Related Parties

	Opening balance NZ$000s	Closing balance NZ$000s
Loans to related parties
Cullen Investments Limited - 31 January 2020	-	-
Cullen Investments Limited - 31 January 2019	11,536	-
Whitespace Atelier Limited - 31 January 2020	282	-
Whitespace Atelier Limited - 31 January 2019	273	282
FOH Online Inc. - 31 January 2020	-	-
FOH Online Inc. - 31 January 2019	3,518	-
Loans from related parties
SBL Holdings - 31 January 2020	(1449)	-
SBL Holdings - 31 January 2019	-	(1,449)
Naked Inc. - 31 January 2020	-	-
Naked Inc. - 31 January 2019	(1,369)	-
EJ Watson – 31 January 2020	(2,289)	-
EJ Watson – 31 January 2019	-	(2,289)